Leases - Lease Expenses not Included in the Measurement of Lease Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Expense relating to short-term leases	$ 360	$ 495
Expense relating to variable lease payments	$ 1,448	$ 1,415